Risk management policy	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Risk Management Policy
26.
Risk management policy

The Group permanently advances it’s risk management environment, to fit up-to-date challenges and risks the Group is exposed to. The Group is exposed to the following types of risks: credit risk, liquidity risk and market risk.

Credit risk

The Group is exposed to credit risk, which is the risk that a customer will be unable to pay amounts in full when due. The Group’s credit risk exposure arises primarily from our consumer finance business through the Fintech Platform. To manage credit risk during loan origination, the Group centralized all processes related to decision making, verification and accounting through it’s headquarters. The Group has developed an automated, centralized and big data-driven proprietary loan approval process that enables it to make instant credit decisions. The risk management division is responsible for maintaining credit risk assessment models and decision-making process. The quality of approved loans are monitored by risk management division on day-to-day basis with periodical validation of the models.

During the credit decision process, the Group uses proprietary risk algorithms and predictive credit risk assessment models for the evaluation of the risks of potential borrowers using statistical modelling based on (i) a wealth of proprietary internal data such as application, transactional, behavioral, shopping and payment history information, which is supplemented by (ii) external data such as data received from credit bureaus (First Credit Bureau LLP and State Credit Bureau JSC) and pension centre (the State Pension Payment Centre) with regard to each customer.

The additional proprietary data constantly accumulated around the Group’s customers’ activity that enables it to continuously deepen its credit decision process.

The risk management division, in terms of credit risk, consists of independent modelling, anti-fraud, monitoring and provisioning division.

Maximum Exposure

The Group’s maximum exposure to credit risk varies significantly and is dependent on both individual risks and general market economy risks. For financial assets recorded on statements of financial position, the maximum exposure equals to a carrying value of those assets prior to any offset or collateral. For financial guarantees and other contingent liabilities the maximum exposure to credit risk is the maximum amount the Group would have to pay if the guarantee was called on or in the case of commitments, if the loan amount was called on.

As at 31 December 2023 and 2024, the maximum exposure to credit risk after offset and collateral was equal to its carrying value of all financial assets except for loans to customers.

As at 31 December 2023 and 2024, the maximum exposure to credit risk after offset and collateral of loans to customers were KZT 3,823,734 million and KZT 5,086,464 million, respectively.

Collateral held as security and other credit enhancements

The Group holds collateral or other credit enhancements to mitigate credit risk associated with financial assets. The main types of collateral obtained are as follows:

•
For reverse repurchase transactions – securities;
•
For loans to customers that are secured – charges over real estate properties and vehicles.

Although, the Group uses collateral as credit enhancement to mitigate its exposure to credit risk, major part of its loan portfolio is represented by unsecured loans. Thus, as at 31 December 2023 and 2024, unsecured gross carrying amount of loans to customers were KZT 4,046,581 million and KZT 5,359,101 million, respectively.

As at 31 December 2023 and 2024, credit impaired loans with a net carrying value of KZT 26,932 million and KZT 29,418 million, respectively were either fully or partially collateralized, reflecting the extent to which collateral and other credit enhancements mitigate credit risk.

Credit quality of financial assets

The tables below present information about the significant changes in the gross carrying amount of loans to customers during the period that contributed to changes in the allowance for impairment losses during the years ended 31 December 2023 and 2024:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2023	3,058,897	40,934	264,927	4,754	3,369,512

Changes in the gross carrying amount
- Transfer to Stage 1	32,712	(4,991)	(27,721)	-	-
- Transfer to Stage 2	(58,058)	66,931	(8,873)	-	-
- Transfer to Stage 3	(194,471)	(19,322)	213,793	-	-
New loans to customers originated or purchased	3,413,069	-	-	9,553	3,422,622
Loans to customers that have been repaid or derecognized	(2,203,671)	(27,748)	(15,305)	(3,803)	(2,250,527)
Write-offs	-	-	(82,959)	-	(82,959)
Recovery from off-balance loans to customers	-	-	19,844	-	19,844
Other changes	-	-	(3)	-	(3)

Gross carrying amount as at 31 December 2023	4,048,478	55,804	363,703	10,504	4,478,489

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2024	4,048,478	55,804	363,703	10,504	4,478,489

Changes in the gross carrying amount
- Transfer to Stage 1	65,305	(13,657)	(51,648)	-	-
- Transfer to Stage 2	(76,678)	102,681	(26,003)	-	-
- Transfer to Stage 3	(266,377)	(24,694)	291,071	-	-
New loans to customers originated or purchased	4,507,341	-	-	21,310	4,528,651
Loans to customers that have been repaid or derecognized	(2,830,265)	(33,883)	(18,736)	(8,678)	(2,891,562)
Write-offs	-	-	(89,272)	-	(89,272)
Recovery from off-balance loans to customers	-	-	16,137	-	16,137

Gross carrying amount as at 31 December 2024	5,447,804	86,251	485,252	23,136	6,042,443

The Group uses an internal rating model to classify individually significant loans to customers in different risk categories:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,669	-	-	-	5,669
Grade: Impaired	-	-	6,718	-	6,718
Loans to customers that are collectively assessed for impairment	4,042,809	55,804	356,985	10,504	4,466,102

Total gross carrying amount	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,120	-	-	-	5,120
Grade: Impaired	-	-	5,260	-	5,260
Loans to customers that are collectively assessed for impairment	5,442,684	86,251	479,992	23,136	6,032,063

Total gross carrying amount	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	29,652	-	-	29,652
Investment grade (BBB+ - BBB-)	1,031	-	-	1,031
Investment grade (BB+ - B-)	6	-	-	6

Total gross carrying amount	30,689	-	-	30,689
Allowance for impairment losses	(6)	-	-	(6)
Carrying amount as at 31 December 2023	30,683	-	-	30,683

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	36,464	-	-	36,464
Investment grade (BBB+ - BBB-)	1,328	-	-	1,328
Investment grade (Not rated)	123	-	-	123

Total gross carrying amount	37,915	-	-	37,915
Allowance for impairment losses	(7)	-	-	(7)
Carrying amount as at 31 December 2024	37,908	-	-	37,908

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	33,681	-	-	33,681
Investment grade (BBB+ - BBB-)	1,335,500	-	-	1,335,500
Non-Investment grade (BB+ - B-)	4,037	-	-	4,037
Not rated	-	2,322	1,188	3,510
Сarrying amount as at 31 December 2023	1,373,218	2,322	1,188	1,376,728

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	36,415	-	-	36,415
Investment grade (BBB+ - BBB-)	1,373,391	-	-	1,373,391
Non-Investment grade (BB+ - B-)	4,957	-	-	4,957
Not rated	70,614	567	3,261	74,442
Сarrying amount as at 31 December 2024	1,485,377	567	3,261	1,489,205

Financial assets, other than loans to customers and other financial assets, are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services. The highest possible rating is AAA.

	A- and higher	BBB+ to BBB-	BB+ to B-	CCC+ and lower	Not rated	Total
Gross carrying value:
31 December 2023
Cash and cash equivalents, excluding cash on hand	341,639	205,881	8,323	-	5,007	560,850
Mandatory cash balances with NBRK	-	47,110	-	-	-	47,110
Due from banks	29,652	1,031	6	-	-	30,689
Investment securities and derivatives	33,702	1,336,627	4,048	-	4,803	1,379,180

31 December 2024
Cash and cash equivalents, excluding cash on hand	203,364	210,591	1,077	273	7,205	422,510
Mandatory cash balances with NBRK	-	57,307	-	-	-	57,307
Due from banks	36,457	1,328	-	-	123	37,908
Investment securities and derivatives	48,687	1,378,268	4,957	-	74,442	1,506,354

As at 31 December 2023 and 2024, all loan commitments and financial guarantee contracts of the Group are classified in Stage 1 (12-month ECL) and have “low to fair” risk grade.

Modified loans to customers

As a result of the Group’s forbearance activities, loans to customers might be modified. Modification doesn't lead to a material change in the net present value (“NPV”), therefore the Group doesn't recognize a modification gain/loss. The following tables refer to modified loans to customers where modification does not result in derecognition.

Loans to customers (with allowance for impairment losses based on lifetime ECL) modified during the years ended 31 December 2023 and 2024:

	2023	2024
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	27,899	68,029
Gross carrying amount of modified loans to customers within period	109,386	157,179
Loans to customers transferred to non impaired category (cured loans)	(42,268)	(92,276)
Loans to customers transferred to NPL	(17,435)	(33,178)
Repaid loans to customers	(9,553)	(19,742)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	68,029	80,012

The net carrying amount of loans to customers at time of modification that are modified during the years ended 31 December 2023 and 2024 were KZT 78,766 million and KZT 117,763 million, respectively. The gross carrying amount of modified loans to customers for which the allowance for impairment losses changed from lifetime to 12-month ECL in the years ended 31 December 2023 and 2024 were KZT 24,932 million and KZT 38,744 million, respectively.

Macro sensitivity

The Group has performed a sensitivity analysis on its loan portfolio. For the purpose of ECL estimation the Group assumes a scenario of a 1 percentage point shift of the nominal Exchange rate of USD and base rate KZT.

A shift in the baseline nominal Exchange rate of USD by +/- 1 percentage point with respective correction of upside and downside scenarios lead to change in loss allowance amount by KZT -3,143/+295 million respectively.

A shift in baseline Short-term interest rate by +/- 1 percentage point with respective correction of upside and downside scenarios lead to change in loss allowance amount by KZT -2,162/ +2,005 million respectively.

Scenario for the nominal USD/KZT exchange rate:

•
2.3% and 1.46% for years 2025 and 2026 respectively as the baseline scenario,
•
-0.32% and -1.15% for years 2025 and 2026 respectively as upside scenario
•
4.9% and 4.1% for years 2025 and 2026 respectively as downside scenario.

Scenario for the base rate KZT:

•
12.7% and 10.6% for years 2025 and 2026 respectively as the baseline scenario,
•
11.8% and 9.8% for years 2025 and 2026 respectively as upside scenario
•
13.6% and 11.5% for years 2025 and 2026 respectively as downside scenario.

Liquidity risk

The liquidity management framework of the Group mainly consists of following instruments:

-
Assessment of sufficient level of high quality liquid assets;
-
Cash flow forecasting;
-
Diversification of funding;
-
Social media marketing;
-
Up-to-date contingent funding plan;

The liquidity risk is managed considering specific aspects of Kazakhstan economy, in particular limited funding instruments and possible dollarization due to currency devaluation expectations.

The Group devotes great significance to social media marketing, to support the brand of the Group and mitigate various risks such as liquidity and reputational risks. The division of social media marketing covers mass media, social networks, blogs and other sources of information, available to current or potential customers.

A major part of the Group’s obligations consists of customer accounts of individuals, with nominal maturity under 2 years. However, 94% of deposits in 2023 were rolled over, which absent a liquidity event such as a run on the bank, allows the Group to maintain a long-term stable funding base. The average amount of individuals’ customer accounts balance is KZT 1,189 thousand as at 31 December 2024, which is another indicator of diversification and stability of the funding base.

The Group retains a significant amount of high quality liquid assets, which consists mainly of cash, deposits within NBRK, short-term and mid-term notes of NBRK and bonds issued by the Ministry of Finance of the Republic of Kazakhstan.

Market risk

Price Risk

The Group's market risk arises from fluctuations in the value of financial instruments because of changes in market prices whether those changes are caused by factors specific to the individual instrument or factors affecting all instruments traded in the market. The Group has established various limits on operations with securities, including instrument specific limits, in order to balance profit and risk in the securities portfolio. The Group's portfolio is predominantly comprised of Kazakhstan government debt securities.

Interest rate risk

The contractual maturities of assets and liabilities of the Group has modest gaps, which provides possibilities of instant reactions on changes of market interest rates. The Group has significant amounts of high quality liquid assets with a short maturity which helps to minimize the sensitivity to a sharp increase of interest rates in case of a liquidity shortfall on the market.

An analysis of the financial assets and liabilities liquidity and interest rate risks is presented in the following table on discounted basis:

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2023 Total
Cash and cash equivalents	331,907	77,388	-	-	-	409,295
Due from banks	896	1,614	25,894	2,279	-	30,683
Investment securities	371,756	54,521	108,440	629,089	212,922	1,376,728
Loans to customers	411,868	590,174	1,727,068	1,333,853	172,994	4,235,957
Total interest bearing financial assets	1,116,427	723,697	1,861,402	1,965,221	385,916	6,052,663

Cash and cash equivalents	411,171	-	-	-	-	411,171
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110	-	-	-	-	47,110
Derivative financial assets	37	605	-	-	-	642
Investment securities	368	-	-	-	34	402
Other financial assets	41,534	-	-	-	-	41,534
Total non-interest bearing financial assets	500,220	605	-	-	34	500,859
Total financial assets	1,616,647	724,302	1,861,402	1,965,221	385,950	6,553,522

Due to banks	154	-	-	-	-	154
Customer accounts	364,505	851,492	3,081,866	64,056	5,918	4,367,837
Debt securities issued	50,481	-	-	48,987	-	99,468
Subordinated debt	3,257	-	18	59,094	-	62,369
Total interest bearing financial liabilities	418,397	851,492	3,081,884	172,137	5,918	4,529,828
Customer accounts	1,073,619	-	-	-	-	1,073,619
Derivative financial liabilities	187	532	-	446	-	1,165
Other financial liabilities	68,721	-	-	-	-	68,721
Total non-interest bearing financial liabilities	1,142,527	532	-	446	-	1,143,505
Total financial liabilities	1,560,924	852,024	3,081,884	172,583	5,918	5,673,333
Guarantees issued and similar commitments	457	100	-	4,546		5,103
Total financial liabilities and commitments	1,561,381	852,124	3,081,884	177,129	5,918	5,678,436
Liquidity surplus/ (gap)	55,266	(127,822)	(1,220,482)	1,788,092	380,032
Cumulative liquidity surplus/(gap)	55,266	(72,556)	(1,293,038)	495,054	875,086

Interest sensitivity surplus/ (gap)	698,030	(127,795)	(1,220,482)	1,793,084	379,998
Cumulative interest sensitivity surplus/ (gap)	698,030	570,235	(650,247)	1,142,837	1,522,835

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2024 Total
Cash and cash equivalents	388,707	6	-	-	-	388,713
Due from banks	2,267	2,315	33,016	310	-	37,908
Investment securities	153,419	81,250	358,229	627,589	268,718	1,489,205
Loans to customers	485,611	728,514	2,242,972	2,039,044	250,459	5,746,600
Total interest bearing financial assets	1,030,004	812,085	2,634,217	2,666,943	519,177	7,662,426

Cash and cash equivalents	230,757	-	-	-	-	230,757
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307	-	-	-	-	57,307
Derivative financial assets	1,011	2,340	7,126	6,672	-	17,149
Investment securities	417	-	-	-	60	477
Other financial assets	29,793	-	-	-	-	29,793
Total non-interest bearing financial assets	319,285	2,340	7,126	6,672	60	335,483
Total financial assets	1,349,289	814,425	2,641,343	2,673,615	519,237	7,997,909

Due to banks	24,474	-	-	-	-	24,474
Customer accounts	672,334	970,692	3,738,339	46,994	5,776	5,434,135
Debt securities issued	51,050	-	-	—	-	51,050
Subordinated debt	3,300	-	59,116	—	-	62,416
Total interest bearing financial liabilities	751,158	970,692	3,797,455	46,994	5,776	5,572,075
Customer accounts	1,127,815	-	-	-	-	1,127,815
Derivative financial liabilities	133	129	-	-	-	262
Other financial liabilities	41,446	-	-	-	-	41,446
Total non-interest bearing financial liabilities	1,169,394	129	-	-	-	1,169,523
Total financial liabilities	1,920,552	970,821	3,797,455	46,994	5,776	6,741,598
Guarantees issued and similar commitments	250	32	423	5,251	-	5,956
Total financial liabilities and commitments	1,920,802	970,853	3,797,878	52,245	5,776	6,747,554
Liquidity surplus/(gap)	(571,513)	(156,428)	(1,156,535)	2,621,370	513,461
Cumulative liquidity surplus/(gap)	(571,513)	(727,941)	(1,884,476)	736,894	1,250,355

Interest sensitivity surplus/(gap)	278,846	(158,607)	(1,163,238)	2,619,949	513,401
Cumulative interest sensitivity surplus/(gap)	278,846	120,239	(1,042,999)	1,576,950	2,090,351

As at 31 December 2023 and 2024, guarantee deposits in favour of international payments systems included in due from banks were KZT 27,357 million and KZT 37,782 million, respectively.

Based on prior experience, the Group considers it highly unlikely that all customer accounts seek repayment on maturity. Historically the majority of such deposits are rolled over.

Interest rate sensitivity analysis

The Group manages fair value interest rate risk through periodic estimation of potential losses that could arise from adverse changes in market conditions. The Risk Management Department conducts monitoring of the Group’s current financial performance, estimates the Group’s sensitivity to changes in interest rates and its influence on the Group’s profitability.

The sensitivity analysis includes interest rate risk, which has been determined based on “reasonably possible changes in the risk variable”. The level of these changes is determined by management and is contained within the risk reports provided to key management personnel.

As at 31 December 2024, the impact on profit before income tax due to a +/-3 p.p. change in interest rate amounted -/+ KZT Nil (2023: -+/- KZT Nil).

As at 31 December 2024, the impact on equity due to a +/-3 p.p. change in interest rate amounted KZT -74,854 million /KZT+85,862 million (2023: KZT -60,568 million / KZT+68,949 million).

Currency risk

The Group manages its currency risk by keeping modest open currency position. The Group only issues loans to customers in tenge, which protects the Group from hidden currency risk in case of a currency devaluation.

The Group’s exposure to foreign currency exchange rate risk is presented in the table below:

	Tenge	USD 1 USD = KZT 454.56	EUR EUR 1 = KZT 502.24	Other currency	2023 Total
Non-derivative financial assets
Total non-derivative financial assets	6,021,554	499,951	24,629	6,746	6,552,880

Non-derivative financial liabilities
Total non-derivative financial liabilities	5,188,795	474,723	6,634	2,016	5,672,168

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	832,759	25,228	17,995	4,730

Derivative financial instruments
Accounts payable on spot and derivative contracts	(70,704)	(93,313)	(16,574)	-	(180,591)
Accounts receivable on spot and derivative contracts	94,070	83,917	-	1,165	179,152
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	23,366	(9,396)	(16,574)	1,165	(1,439)

NET POSITION	856,125	15,832	1,421	5,895

	Tenge	USD 1 USD = KZT 525.11	EUR EUR 1 = KZT 546.74	Other currency	2024 Total
Non-derivative financial assets
Total non-derivative financial assets	7,552,496	388,027	25,336	14,899	7,980,758

Non-derivative financial liabilities
Total non-derivative financial liabilities	6,153,015	579,664	6,247	2,673	6,741,599

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	1,399,481	(191,637)	19,089	12,226

Derivative financial instruments
Accounts payable on spot and derivative contracts	(251,281)	(95,760)	(59,595)	(2,709)	(409,345)
Accounts receivable on spot and derivative contracts	69,674	316,929	43,192	1,340	431,135
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	(181,607)	221,169	(16,403)	(1,369)	21,790

NET POSITION	1,217,874	29,532	2,686	10,857

Currency risk sensitivity analysis

The Group analyzed sensitivity to an increase and decrease in the USD and EUR against the KZT. 25% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign currency exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation as at 31 December 2021 and 2022 for a 25% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower.

As at 31 December 2024, the impact on profit or loss and on equity due to +/-25% change in USD rate were KZT +/-7,383 million (2023: KZT +/-3,958 million).

As at 31 December 2024, the impact on profit or loss and on equity due to +/-25% change in EUR rate were KZT +/-672 million (2023: KZT +/-355 million).